Income Tax (Tables)	12 Months Ended
May 31, 2017
Income Tax [Abstract]
Schedule of provision for federal income tax
	2017	2016
Federal income tax benefit attributable to:
Current Operations	$541,179		$221,417
Less: valuation allowance	(541,179)		(221,417)
Net provision for Federal income taxes	$—	$

Schedule of comprising our net deferred tax amount
	2017	2016
Deferred tax asset attributable to:
Net operating loss carryover	$616,461	$221,417
Less: valuation allowance	(616,461)	(221,417)
Net deferred tax asset	$—	$—